Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Q1) - USD ($) $ in Thousands		3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 24, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales		$ 10,830	$ 12,226		$ 42,590	$ 15,577
Cost of goods sold		6,556	8,069		26,491	9,717
Gross profit		4,274	4,157		16,099	5,860
Operating expenses:
General and administrative		4,551	8,245		25,966	19,782
Share-based compensation		2,544	2,485		8,940	10,280
Share-based compensation		2,525	2,485
Sales and marketing		2,336	1,959		7,892	10,138
Customer service and warehousing					623	1,097
Impairment of intangible asset					0	889
Total operating expenses		9,412	12,689		43,421	42,186
Loss from operations		(5,138)	(8,532)		(27,322)	(36,326)
Other expense (income):
Interest expense		835	2,301		9,247	670
Loss on extinguishment of debt		394	0		88	0
Loss on acquisitions					0	147,376
Change in fair value of warrant liabilities	$ 100	6,483	(1,379)		24,898	0
Change in fair value of warrant derivative liability		0		$ 90	(2,220)	90
Total other expense, net		7,712	922		32,013	148,136
Net and comprehensive loss		(12,850)	(9,454)		(59,335)	(184,462)
Preferred dividends		0	34		103	109
Net and comprehensive loss available to common stockholders		$ (12,850)	$ (9,488)		$ (59,438)	$ (184,571)
Weighted average number of shares outstanding, basic and diluted (in shares)		57,525,054	48,526,396		49,084,432	33,238,600
Loss per share, basic and diluted (in dollars per share)		$ (0.23)	$ (0.20)		$ (1.21)	$ (5.55)